Consolidated Statements Of Operations (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Net sales	€ 1,634,334	€ 1,222,900	€ 590,739
Cost of sales	(1,063,708)	(673,322)	(409,224)
Gross profit	570,626	549,578	181,515
Operating expenses:
Selling, general and administrative	(174,107)	(130,596)	(107,777)
Research and development, net	(129,400)	(78,785)	(62,806)
Amortization of other intangible assets	(911)	(357)	(401)
Impairment charge property, plant and equipment	(8,038)
Restructuring expenses		(11,201)	(35,687)
Total operating expenses	(312,455)	(220,939)	(206,671)
Gain on bargain purchase	109,279
Result from operations	367,450	328,640	(25,156)
Interest income	2,902	1,221	1,018
Interest expense	(13,497)	(15,677)	(8,556)
Loss resulting from early extinguishment of debt	(824)	(3,609)	(1,759)
Accretion interest expense convertible notes	(4,401)	(6,010)	(4,286)
Revaluation conversion option	(4,378)	(19,037)	(24,364)
Foreign currency exchange gains (losses), net	5,604	(65)	(1,384)
Earnings (loss) before income taxes	352,855	285,462	(64,487)
Income tax expense	(36,692)	(42,939)	(3,786)
Net earnings (loss)	316,164	242,523	(68,273)
Allocation of net earnings (loss)
Shareholders of the parent	186,770	110,639	(107,517)
Non-controlling interest	€ 129,394	€ 131,884	€ 39,244
Net earnings (loss) per share (in euro):
Basic net earnings (loss) from continuing operations	€ 3.38	€ 2.11	€ (2.08)
Diluted net earnings (loss) from continuing operations	€ 3.16	€ 2.09	€ (2.08)
Weighted average number of shares used in computing per share amounts (in thousands):
Basic	55,210	52,435	51,627
Diluted	65,189	61,494	51,627